Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment
Note 4 – Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

	Lives	2012	2011

Office equipment	5 years	$156,162	$153,804
Furniture and fixture	7 years	1,292	1,292

Total property, plant and equipment		157,454	155,096
Less: accumulated depreciation		(154,444)	(153,863)

Property and equipment		$3,010	$1,233

Depreciation expense for the years ended December 31, 2012 and 2011 were $581 and $633, respectively.